Revolving Credit Agreement (Details) - USD ($)		12 Months Ended
	Feb. 21, 2025	Dec. 31, 2025	Sep. 06, 2024
Revolving Credit Agreement [Line Items]
Aggregate principal amount			$ 75,000,000
Line of Credit Facility, Maximum Amount Outstanding During Period	$ 150,000,000
Revolving loan monthly interest payments description		The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 6.93%
Commitment fee rate		0.50%
Interest expense		$ 806,266
Interest rate in effect		6.48%
Revolving loan contains financial covenant term		The Syndicated Loan contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0. As of December 31, 2025, Webull Financial was in compliance with the Syndicated Loan’s financial covenants.